DUE TO FIRST INSURANCE FUNDING	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DUE TO FIRST INSURANCE FUNDING
DUE TO FIRST INSURANCE FUNDING

NOTE 10: DUE TO FIRST INSURANCE FUNDING

On June 25, 2022, the Company renewed its D&O insurance policy with total premiums, taxes and fees for $87,762. A cash down payment of $8,776 was paid on July 6, 2022. Under the terms of the insurance financing, payments of $8,957, which include interest at the rate of 4.92% per annum, are due each month for nine months commencing on July 25, 2022.

The total outstanding due to First Insurance Funding as of March 31, 2023 and December 31, 2022 is $-0- and $26,781, respectively.

The policy was canceled for non-payment of premium in April 2023.

NOTE 10: DUE TO FIRST INSURANCE FUNDING

On June 25, 2022, the Company renewed its D&O insurance policy with total premiums, taxes and fees for $87,762. A cash down payment of $8,776 was paid on July 6, 2022. Under the terms of the insurance financing, payments of $8,957, which include interest at the rate of 4.92% per annum, are due each month for nine months commencing on July 25, 2022.

On June 25, 2021, the Company renewed its D&O insurance policy with total premiums, taxes and fees for $98,888. A cash down payment of $24,273 was paid on July 7, 2021. Under the terms of the insurance financing, payments of $1,797, which include interest at the rate of 4.420% per annum, are due each month for nine months commencing on July 25, 2021.

The total outstanding due to First Insurance Funding as of December 31, 2022 and 2021 is $26,781 and $32,873, respectively.